Share Based Compensation (Details) - Schedule of Unvested Restricted Share Units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unvested Restricted Share Units [Abstract]
Number of shares, Beginning balance, Unvested	30,720	42,708
Weighted- Average Grant-Date Fair Value, Beginning balance, Unvested	$ 25.2	$ 25.3
Number of shares, Granted	1,800	1,800
Weighted- Average Grant-Date Fair Value, Granted	$ 11.1	$ 11.6
Number of shares, Vested	(1,800)	(13,788)
Weighted- Average Grant-Date Fair Value, Vested	$ 11.6	$ 23.7
Number of shares, Ending balance, Unvested	30,720	30,720
Weighted- Average Grant-Date Fair Value, Ending balance, Unvested	$ 25.2	$ 25.2